Provision for credit losses (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Provision for credit losses
Provision for loan losses	SFr 41	SFr 22
Provision for lending-related and other exposures	17	1
Provision for credit losses	SFr 58	SFr 23